Related party transactions and Directors' remuneration - Loans and deposits outstanding (Details) - Key management personnel and connected persons - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of receivables from related parties [Roll Forward]
Loans outstanding beginning balance	£ 9.2	£ 7.2
Loans issued during the year	0.4	2.3
Loan repayments during the year	(1.8)	(0.3)
Loan outstanding ending balance	7.8	9.2
Deposits outstanding beginning balance	10.4	12.1
Deposits received during the year	37.6	41.6
Deposits repaid during the year	(38.9)	(43.3)
Deposits oustanding ending balance	£ 9.1	£ 10.4